Lease Liabilities - Summary of Operating Lease Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Obligations under operating leases	$ 224,677	$ 132,299
Less: Current portion of operating lease liabilities	24,554	9,345
Non-current obligations under operating leases	$ 200,123	$ 122,954